Capitalized Software	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Capitalized Software [Abstract]
CAPITALIZED SOFTWARE

NOTE 6 – CAPITALIZED SOFTWARE

Capitalized software consists of the following at:

(in thousands)

	September 30, 2024	December 31, 2023
Capitalized software	$8,094	$8,094
Accumulated amortization	(7,342)	(5,967)
Capitalized software, net	$752	$2,127

Amortization expense was $1,375 thousand and $1,846 thousand for the nine months ended September 30, 2024 and 2023, respectively.

Amortization expense was $181 thousand and $615 thousand for the three months ended September 30, 2024 and 2023, respectively.

NOTE 6 – CAPITALIZED SOFTWARE

Capitalized software consists of the following at:

	December 31, 2023	December 31, 2022
Capitalized software	$8,094,385	$8,094,385
Accumulated amortization	(5,966,691)	(3,505,679)
Capitalized software, net	$2,127,694	$4,588,706

Amortization expense was $2,461,013 and $2,318,953 for the year ended December 31, 2023 and 2022, respectively.

Estimated amortization for capitalized software for future periods is as follows:

Year Ended December 31,
2024	$1,542,007
2025	496,744
2026	88,943
$2,127,694